Document and Entity Information	12 Months Ended
Mar. 31, 2018 shares
Document And Entity Information
Entity Registrant Name	SILVERCORP METALS INC
Entity Central Index Key	0001340677
Document Type	40-F
Document Period End Date	Mar. 31, 2018
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	167,029,556
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2018